Property and Equipment, Net (Details) - Schedule of property and equipment, net ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 15,526	$ 2,251	¥ 18,488
Less: Accumulated depreciation	(9,595)	(1,391)	(9,332)
Property and equipment, net	5,931	860	9,156
Furniture, office equipment, fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,219	757	5,151
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,375	1,214	11,405
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,932	$ 280	¥ 1,932